Common Shares and Earnings Per Common Share - Narrative (Details) - USD ($)	12 Months Ended
	Nov. 30, 2021	Jan. 31, 2022	Nov. 30, 2020	Jul. 01, 2019	Jan. 31, 2019
Earnings Per Share [Abstract]
Stock repurchase program, authorized amount	$ 372,100,000	$ 250,000,000	$ 654,700,000		$ 500,000,000
Number of shares authorized to be repurchased (in shares)				9,250,000
Number of shares repurchased during period (in shares)	8,540,000
Stock repurchased during period	$ 266,800,000
Average repurchase price per share (in dollars per share)	$ 31.25
Available for future purchases	$ 162,500,000